Income Taxes (Current and Deferred) - Schedule of Expirations of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,136	€ 1,020	€ 993
Deferred tax liabilities	(192)	€ (262)	(265)
Total net deferred tax assets (liabilities)	944		728
Deferred [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,592		1,429
Deferred tax liabilities	(648)		(701)
Total net deferred tax assets (liabilities)	944		€ 728
Within 1 year [member] | Deferred [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	383
Deferred tax liabilities	(18)
Total net deferred tax assets (liabilities)	365
Beyond 1 year [member] | Deferred [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,209
Deferred tax liabilities	(630)
Total net deferred tax assets (liabilities)	€ 579